Short-term Bank Borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Short-term Bank Borrowings
Weighted average interest rate	1.62%	2.04%
Current Ratio maximum	65
Current Ratio minimum	0.8
The PRC domestic commercial banks
Short-term Bank Borrowings
Short-term bank borrowings	¥ 7,765,990	¥ 5,394,423